Condensed Consolidated Statements of Stockholders' Equity (Unaudited) - USD ($) $ in Thousands	Total	March 2023 PIPE [Member]	August 2022 Offering [Member]	Common Stock [Member]	Common Stock [Member] August 2022 Pre-Funded Warrants [Member]	Common Stock [Member] March 2023 Pre-Funded Warrants [Member]	Common Stock [Member] March 2023 PIPE [Member]	Common Stock [Member] August 2022 Offering [Member]	Common Stock [Member] March 2023 Offering [Member]	Additional Paid-In Capital [Member]	Additional Paid-In Capital [Member] March 2023 PIPE [Member]	Additional Paid-In Capital [Member] August 2022 Offering [Member]	Accumulated Deficit [Member]	Accumulated Other Comprehensive Income [Member]	Non-Controlling Interest [Member]
Stockholders Equity, Beginning Balance at Dec. 31, 2021	$ 31,196			$ 63						$ 257,515			$ (226,485)		$ 103
Accounting Standards Update [Extensible Enumeration]	Accounting Standards Update 2020-06 [Member]
Stockholders Equity, Beginning Balance, Shares at Dec. 31, 2021				554,609
Issuance of shares			$ 1,176					$ 2				$ 1,174
Issuance of shares, Shares								61,250
Offering costs			$ (365)									$ (365)
Issuance of shares related to Pre-Funded Warrants exercise	0
Issuance of shares related to employee stock purchase plan	$ 7									7
Issuance of shares related to employee stock purchase plan, Shares				220
Stock-based compensation	1,106									1,106
Net (loss) income	(15,612)												(15,376)		(236)
Stockholders Equity, Ending Balance at Dec. 31, 2022	20,900			$ 65						278,827			(257,859)		(133)
Stockholders Equity, Ending Balance (Accounting Standards Update 2020-06 Retrospective [Member]) at Dec. 31, 2022	3,392									19,390			(15,998)
Stockholders Equity, Ending Balance, Shares at Dec. 31, 2022				616,079
Issuance of shares		$ 4,740									$ 4,740
Issuance of shares, Shares							165,500
Modification of warrants related to March 2023 PIPE		219									219
Issuance of shares related to Pre-Funded Warrants exercise					56,813
Issuance of shares related to employee stock purchase plan	5									5
Issuance of shares related to employee stock purchase plan, Shares				88
Issuance of shares related to reverse stock split				19,092
Stock-based compensation	212									212
Net (loss) income	(9,384)												(9,384)
Stockholders Equity, Ending Balance at Mar. 31, 2023	16,692			$ 65						284,003			(267,243)		(133)
Stockholders Equity, Ending Balance, Shares at Mar. 31, 2023				857,572
Stockholders Equity, Beginning Balance at Dec. 31, 2022	20,900			$ 65						278,827			(257,859)		(133)
Stockholders Equity, Beginning Balance (Accounting Standards Update 2020-06 Retrospective [Member]) at Dec. 31, 2022	3,392									19,390			(15,998)
Stockholders Equity, Beginning Balance, Shares at Dec. 31, 2022				616,079
Net (loss) income	(11,133)
Stockholders Equity, Ending Balance at Sep. 30, 2023	15,398			$ 65						284,371			(268,987)	$ 87	(138)
Stockholders Equity, Ending Balance, Shares at Sep. 30, 2023				1,110,337
Stockholders Equity, Beginning Balance at Dec. 31, 2022	20,900			$ 65						278,827			(257,859)		(133)
Stockholders Equity, Beginning Balance (Accounting Standards Update 2020-06 Retrospective [Member]) at Dec. 31, 2022	$ 3,392									19,390			(15,998)
Stockholders Equity, Beginning Balance, Shares at Dec. 31, 2022				616,079
Issuance of shares		$ 4,740									4,740
Issuance of shares, Shares		165,500						56,813	425,834
Modification of warrants related to March 2023 PIPE		$ 219									$ 219
Issuance of shares related to Pre-Funded Warrants exercise	(482,647)
Issuance of shares related to employee stock purchase plan	$ 12									12
Issuance of shares related to employee stock purchase plan, Shares				1,993
Issuance of shares related to reverse stock split	19,118			19,118
Stock-based compensation	$ 717									717
Change in unrealized gains on available-for-sale securities	101													101
Net (loss) income	(13,986)												(13,981)		(5)
Stockholders Equity, Ending Balance at Dec. 31, 2023	12,703			$ 65						284,515			(271,840)	101	(138)
Stockholders Equity, Ending Balance, Shares at Dec. 31, 2023				1,285,337
Stockholders Equity, Beginning Balance at Mar. 31, 2023	16,692			$ 65						284,003			(267,243)		(133)
Stockholders Equity, Beginning Balance, Shares at Mar. 31, 2023				857,572
Issuance of shares related to Pre-Funded Warrants exercise						250,834
Issuance of shares related to reverse stock split				26
Stock-based compensation	199									199
Change in unrealized gains on available-for-sale securities	21													21
Net (loss) income	818												823		(5)
Stockholders Equity, Ending Balance at Jun. 30, 2023	17,730			$ 65						284,202			(266,420)	21	(138)
Stockholders Equity, Ending Balance, Shares at Jun. 30, 2023				1,108,432
Issuance of shares related to employee stock purchase plan	7									7
Issuance of shares related to employee stock purchase plan, Shares				1,905
Stock-based compensation	162									162
Change in unrealized gains on available-for-sale securities	66													66
Net (loss) income	(2,567)												(2,567)
Stockholders Equity, Ending Balance at Sep. 30, 2023	15,398			$ 65						284,371			(268,987)	87	(138)
Stockholders Equity, Ending Balance, Shares at Sep. 30, 2023				1,110,337
Stockholders Equity, Beginning Balance at Dec. 31, 2023	12,703			$ 65						284,515			(271,840)	101	(138)
Stockholders Equity, Beginning Balance, Shares at Dec. 31, 2023				1,285,337
Issuance of shares related to Pre-Funded Warrants exercise						75,000
Issuance of shares related to employee stock purchase plan	5									5
Issuance of shares related to employee stock purchase plan, Shares				2,503
Stock-based compensation	138									138
Change in unrealized gains on available-for-sale securities	60													60
Net (loss) income	(2,423)												(2,423)
Stockholders Equity, Ending Balance at Mar. 31, 2024	10,483			$ 65						284,658			(274,263)	161	(138)
Stockholders Equity, Ending Balance, Shares at Mar. 31, 2024				1,362,840
Stockholders Equity, Beginning Balance at Dec. 31, 2023	$ 12,703			$ 65						284,515			(271,840)	101	(138)
Stockholders Equity, Beginning Balance, Shares at Dec. 31, 2023				1,285,337
Issuance of shares related to Pre-Funded Warrants exercise	(75,000)
Issuance of shares related to reverse stock split	19,118
Net (loss) income	$ (2,974)
Stockholders Equity, Ending Balance at Sep. 30, 2024	10,149			$ 65						284,919			(274,814)	117	(138)
Stockholders Equity, Ending Balance, Shares at Sep. 30, 2024				1,364,940
Stockholders Equity, Beginning Balance at Mar. 31, 2024	10,483			$ 65						284,658			(274,263)	161	(138)
Stockholders Equity, Beginning Balance, Shares at Mar. 31, 2024				1,362,840
Stock-based compensation	102									102
Change in unrealized gains on available-for-sale securities	(80)													(80)
Net (loss) income	1,061												1,061
Stockholders Equity, Ending Balance at Jun. 30, 2024	11,566			$ 65						284,760			(273,202)	81	(138)
Stockholders Equity, Ending Balance, Shares at Jun. 30, 2024				1,362,840
Issuance of shares related to employee stock purchase plan	4									4
Issuance of shares related to employee stock purchase plan, Shares				2,100
Stock-based compensation	155									155
Change in unrealized gains on available-for-sale securities	36													36
Net (loss) income	(1,612)												(1,612)
Stockholders Equity, Ending Balance at Sep. 30, 2024	$ 10,149			$ 65						$ 284,919			$ (274,814)	$ 117	$ (138)
Stockholders Equity, Ending Balance, Shares at Sep. 30, 2024				1,364,940